united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23816

RM Opportunity Trust

(Exact name of registrant as specified in charter)

2245 Texas Drive Suite 300, Sugar Land, TX 77479

(Address of principal executive offices) (Zip code)

Jonathan Burgess Ultimus Fund Solutions

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-346-4151

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

ITEM 1. REPORTS TO SHAREHOLDERS.

Rocky Mountain
Private Wealth Management L.L.C.

RM Greyhawk Fund

HAWKX

A series of RM Opportunity Trust

Semi-Annual Report

February 29, 2024

RM Greyhawk Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2024

The Fund’s performance figures(*) for the periods ended February 29, 2024, as compared to its benchmark:

			Annualized
	6 Month	1 Year	Since Inception***
RM Greyhawk Fund	3.75%	4.61%	4.14%
Bloomberg U.S. Aggregate Bond Index **	2.35%	3.33%	3.15%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Total returns for 1 year and since inception would have been lower had the Adviser not waived its fees or reimbursed other expenses. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.82% per the December 29, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-833-907-0744.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

***	Inception date was December 21, 2022. Start of performance was December 27, 2022.

Top Holdings	% of Net Assets
Open End Funds	94.6%
Short-Term Investments	5.0%
Other assets in excess of liabilities	0.4%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.6%
	FIXED INCOME - 94.6%
6,716	Buffalo High Yield Fund, Inc., Institutional Class	$70,858
2,360,837	Franklin Floating Rate Daily Access Fund, Advisor Class	18,485,353
55,706	Hartford Floating Rate High Income Fund, Class Y	494,672
18,238	Invesco Senior Floating Rate Fund, Class Y	121,645
208,393	John Hancock Floating Rate Income Fund, Class I	1,598,375
616,601	JPMorgan Floating Rate Income Fund, Class I	5,265,777
769,543	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	6,887,412
		32,924,092

	TOTAL OPEN END FUNDS (Cost $32,426,866)	32,924,092

	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS - 5.0%
1,737,455	Invesco Treasury Portfolio Institutional Class, 5.24% (Cost $1,737,455)(a)	1,737,455

	TOTAL INVESTMENTS - 99.6% (Cost $34,164,321)	$34,661,547
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	138,005
	NET ASSETS - 100.0%	$34,799,552

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2024

ASSETS
Investment securities:
At cost	$34,164,321
At fair value	$34,661,547
Dividend and interest receivable	158,249
Prepaid expenses	51,523
TOTAL ASSETS	34,871,319

LIABILITIES
Investment advisory fees payable	41,194
Distribution (12b-1) fees payable	11,132
Payable to Related Parties	6,005
Accrued expenses and Other Liabilities	13,436
TOTAL LIABILITIES	71,767
NET ASSETS	$34,799,552

Net Assets Consist Of:
Paid in capital	$34,489,159
Accumulated earnings	310,393
NET ASSETS	$34,799,552

Net Asset Value Per Share:
Shares:
Net Assets	$34,799,552
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized	1,397,014

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.91

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 29, 2024

INVESTMENT INCOME
Interest	$210,217
Dividends	1,670,280
TOTAL INVESTMENT INCOME	1,880,497

EXPENSES
Investment advisory fees	335,974
Distribution (12b-1) and Shareholder Servicing fees	89,593
Trustees’ fees and expenses	40,536
Administrative services fees	38,476
Registration fees	27,705
Professional fees	26,983
Compliance officer fees	22,396
Offering costs	19,131
Transfer agent fees	10,904
Printing and postage expenses	6,684
Custody fees	3,238
Insurance expense	2,655
Other expenses	2,641
TOTAL EXPENSES	626,916

NET INVESTMENT INCOME	1,253,581

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(97,856)
Net change in unrealized appreciation on investments	454,968
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	357,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,610,693

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	February 29, 2024	August 31, 2023 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,253,581	$807,376
Net realized loss from investments	(97,856)	(375,982)
Net change in unrealized appreciation on investments	454,968	42,258
Net increase in net assets resulting from operations	1,610,693	473,652

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(1,813,998)	—
Decrease in net assets from distributions to shareholders	(1,813,998)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	851,097	52,654,976
Reinvestment of distributions to shareholders	1,813,998	—
Payments for shares redeemed	(20,041,671)	(849,195)
Net increase (decrease) in net assets from shares of beneficial interest	(17,376,576)	51,805,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,579,881)	52,279,433

NET ASSETS
Beginning of Period	52,379,433	100,000
End of Period	$34,799,552	$52,379,433

SHARE ACTIVITY
Shares Sold	33,516	2,102,545
Shares Reinvested	73,950	—
Shares Redeemed	(783,221)	(33,776)
Net increase (decrease) from share activity	(675,755)	2,068,769

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended		Period Ended
	February 29,		August 31,
	2024		2023 (a)
	(Unaudited)

Net asset value, beginning of period	$25.27		$25.00
Activity from investment operations:
Net investment income (b)	0.70		0.44
Net realized and unrealized gain (loss) on investments	0.24		(0.17)
Total from investment operations	0.94		0.27
Less distributions from:
Net investment income	(1.30)		—
Total distributions	(1.30)		—
Net asset value, end of period	$24.91	(g)	$25.27
Total return (c)	3.75	% (e)	1.08	% (e)
Net assets, end of period (000s)	$34,800		$52,379
Ratio of gross expenses to average net assets (h)	2.79	% (f)	2.71	% (d,f)
Ratio of net expenses to average net assets (h)	2.79	% (f)	2.60	% (f)
Ratio of net investment income to average net assets (h,i)	5.58	% (f)	2.61	% (f)
Portfolio Turnover Rate	115	% (e)	949	% (e)

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

(b)	Per share amounts calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions, if any, are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized

(f)	Annualized

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Does not include expenses of the underlying investment companies in which the Fund invests.

(i)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 29, 2024

1.	ORGANIZATION

RM Opportunity Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized under the laws of the State of Delaware on March 16, 2022. The Trust currently offers shares of beneficial interest (“shares”) of one series: RM Greyhawk Fund (the “Fund”), a diversified portfolio with an investment objective to seek absolute total return with reduced exposure to market volatility relative to major equity market indices. The inception date of the Fund was December 21, 2022. The RM Greyhawk Fund is a “fund of funds”, in that it generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fair Valuation Process – Fair value is defined as the value of a portfolio investment for which market quotations are not readily available. The Board has appointed the Adviser (defined in Note 5) as its designee (“Valuation Designee”) for all fair value determinations and responsibilities under Rule 2a-5. If a market quotation is not readily available for a Fund asset, the asset will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). Fair value pricing also is permitted if, in the opinion of the Adviser in its capacity as the Fund’s Valuation Designee, the market quotations appear to be unreliable or inaccurate based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurring after the close of a market but before the time as of which the Fund’s net asset value is to be calculated that may affect a security’s value, the Valuation Designee is aware of any other information that calls into question the reliability or accuracy of market quotations. The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining the fair value of a security. Rather, the Valuation Designee’s fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

Valuation of Fund of Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$32,924,092	$—	$—	$32,924,092
Short-Term Investments	1,737,455	—	—	1,737,455
Total	$34,661,547	$—	$—	$34,661,547

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities during the six months ended February 29, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2024 tax return. The Fund identifies its major tax jurisdictions as U.S. and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Offering Costs – Offering costs include legal fees pertaining to shares offered for sale by the Fund, State registration fees and cost of printing prospectuses that are incurred by the Fund and are treated as deferred charges until operations commence and were amortized into expense over a 12-month period using the straight line method.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities expose it to various risks, some of which are discussed below.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Government Securities Risk: It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

4.	INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Purchases	Sales
$64,002,286	$39,571,291

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES, AND OTHER FEES

Rocky Mountain Private Wealth Management, LLC, serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by third-party service providers. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. During the six months ended February 29, 2024, the Adviser earned $335,974.

Spectrum Asset Management, Inc. (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. Subject to the authority and oversight of the Board and the Adviser, the Sub-Adviser is responsible for providing the Adviser and the Fund with investment research, investment analysis, portfolio construction, and trade execution. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not from the Fund), on a monthly basis, an annual sub-advisory fee equal to 0.40% of the Fund’s average daily net assets that the Sub-Adviser manages. During the six months ended February 29, 2024, the Sub-Adviser did not provide sub-advisory services to the Fund and, as such, has not been compensated under the terms of the Sub-Advisory Agreement.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of Fund shares. During the six months ended February 29, 2024, the Distributor received $0 in underwriting commissions.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses up to 0.40% of the Fund’s average daily net assets. During the six months ended February 29, 2024, pursuant to the plan the Fund paid $89,593 in 12b-1 and Shareholder Servicing fees.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$34,164,968	$497,226	$(647)	$496,579

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

7.	TAX COMPONENTS OF CAPITAL

As of August 31, 2023, components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
$847,422	$—	$—	$(375,335)	$—	$41,611	$513,698

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to wash sales.

At August 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term
Non-Expiring	Non-Expiring	Total
$375,335	$—	$375,335

During the fiscal period ended August 31, 2023, the Fund had permanent book and tax differences, attributable to the book/tax basis treatment of offering costs resulted in reclassifications for the Funds for the period ended August 31, 2023 as follows:

Paid	Accumulated
Capital	Earnings
$(40,046)	$40,046

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, National Financial Services, LLC was the record owner of 100% of the Fund’s outstanding shares. National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC may be deemed to control the Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of RM Greyhawk Fund will be directly affected by the performance of the Franklin Floating Rate Daily Access Fund. The financial statements of the Franklin Floating Rate Daily Access Fund, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 29, 2024, the percentage of RM Greyhawk’s net assets invested in the Franklin Floating Rate Daily Access Fund was 53.1%.

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

10.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in the streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RM Greyhawk Fund
EXPENSE EXAMPLE (Unaudited)
February 29, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024 (the “period”).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	9/1/23	2/29/24	9/1/23-2/29/24*	9/1/23-2/29/24
	$1,000.00	$1,037.50	$14.33	2.82%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	9/1/23	2/29/24	9/1/23-2/29/24*	9/1/23-2/29/24
	$1,000.00	$1,010.87	$14.14	2.82%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

RM Greyhawk Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
February 29, 2024

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six-month period ended February 29, 2024, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

October 2022

FACTS	WHAT DOES RM OPPORTUNITY TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	● Social Security number	● Purchase History

	● Assets	● Account Balances

	● Retirement Assets	● Account Transactions

	● Transaction History	● Wire Transfer Instructions

● Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RM Opportunity Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are

Who is providing this notice?	RM Opportunity Trust

What we do

How does RM Opportunity Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RM Opportunity Trust collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● RM Opportunity Trust does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

● RM Opportunity Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● RM Opportunity Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-907-0744 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-907-0744.

Investment Adviser
Rocky Mountain Private Wealth Management, LLC
2245 Texas Dr., Suite 300
Sugar Land, TX 77479

Investment Sub-Adviser
Spectrum Asset Management, Inc
2 High Ridge Park
Stamford, CT 06905

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

RMGreyhawk-SAR24

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to open-end investment companies.

ITEM 6. INVESTMENTS. - Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s during the period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RM Opportunity Trust

By Gabriel Gallegos	/s/ Gabriel Gallegos
Principal Executive Officer/President
Date: May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Taylor Gallegos	/s/ Taylor Gallegos
Principal Financial Officer/Treasurer
Date: May 1, 2024